Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,624,287	¥ 1,776,880
Recognized interest income	18,043	19,317
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,795	16,214
Recognized interest income	505	737
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,066,068	1,210,343
Recognized interest income	10,409	10,951
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	442,996	426,503
Recognized interest income	4,199	3,690
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	31,543	41,843
Recognized interest income	353	416
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	131,463	185,578
Recognized interest income	1,236	1,624
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	94,276	123,464
Recognized interest income	1,116	1,291
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	255,798	291,589
Recognized interest income	2,402	2,559
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	5,625	7,643
Recognized interest income	48	63
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	30,753	36,483
Recognized interest income	366	374
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	25,077	38,759
Recognized interest income	271	373
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	48,537	58,481
Recognized interest income	418	561
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	196,259	181,178
Recognized interest income	1,302	1,458
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	161,162	196,557
Recognized interest income	1,572	2,308
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	87,712	99,853
Recognized interest income	1,738	2,236
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	63,602	60,989
Recognized interest income	1,105	1,361
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	37,689	11,746
Recognized interest income	¥ 1,412	¥ 266